                 OPPENHEIMER NEW JERSEY MUNICIPAL FUND
                 Supplement dated March 31, 2003 to the
       Statement of Additional Information dated November 27, 2002

The Statement of Additional Information is changed as follows:

1.   The supplement dated January 2, 2003 is hereby withdrawn.

2.   The section  captioned  "Board of Trustees  and  Oversight  Committees" on
     page 26 is amended as follows:

     The second sentence of the second paragraph under that caption is revised to read:
       "The members of the Audit Committee are Kenneth A. Randall (Chairman) and
        Edward Reagan."

     The first sentence of the third paragraph under that caption is revised to read:

        "The members of the Study Committee are Robert G. Galli (Chairman),
         Elizabeth Moynihan and Joel Motley."

3.   Effective March 31, 2003, Mr. Benjamin Lipstein retired as a Trustee.
     Therefore, the Statement  of  Additional  Information  is revised by deleting the  biography  for Mr. Lipstein found on page 29.

4.   In the  Trustee  compensation  table  on page  33,  the  following footnote is added following the name of Mr. Lipstein:

         6. Effective March 31, 2003, Mr. Lipstein retired as a Trustee.

5.   Effective  December 31, 2002,  Mr. Leon Levy  resigned as a Trustee of the
     Fund and Mr. Clayton  Yeutter  was  elected as  Chairman  of the Board, effective  January 1, 2003. Therefore,  the  Statement  of  Additional
     Information  is  revised  by  deleting  the biography  for Mr. Levy  on page 29 and by  adding  the  following  to Mr.  Yeutter's biography:
     "Chairman of the Board of Trustees."

6.   In the Trustee  compensation table on page 33, the title of "Chairman"
     after Mr. Levy's name is deleted and the title of "Chairman" is added after
     Mr. Yeutter's  name.  In addition, the following footnote is added following Mr. Levy's name and following Mr. Yeutter's name:

      5Effective  January 1, 2003,  Clayton Yeutter became Chairman of the Board of Trustees of the Board I Funds upon the retirement of Leon Levy.

March 31, 2003                                                     395PX013